Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions
5. Related Party and Party-in-Interest Transactions

Certain Plan assets are invested in common stock of Dover. As the Plan sponsor, Dover is also a related party in accordance with Section 3.14 of ERISA. Certain Plan investments are managed by the trustee or companies owned by the trustee that qualify as party-in-interest transactions. Notes receivable from participants held by the Plan are also considered party-in-interest transactions.

Certain administrative functions are performed by employees of Dover and no such employee receives compensation from the Plan. Other expenses relating to the Plan, including certain legal and consulting services, are paid directly by Dover. Fees or commissions associated with each of the investment options are offset to investment earnings and certain administrative expenses of the Plan are paid primarily by Dover.
At December 31, 2025 and 2024, the Plan held 2,070 and 2,119 shares of Dover stock, respectively. Dividends received by the Plan on these shares totaled $4,331 for the year ended December 31, 2025. These transactions also qualify as party-in-interest transactions.